Note 1 - Description of Business	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
1.	DESCRIPTION OF BUSINESS

NewLead Holdings Ltd. (the “Company” or “NewLead”) was incorporated on January 12, 2005.

NewLead is an international vertically intergrated shipping company. As of December 31, 2015, the Company’s fleet consists of four dry bulk vessels and five oil tanker / asphalt carriers (Note 5 and Note 14). In addition, under a specific management agreement, the Company undertakes the technical and operational management of one oil tanker vessel owned by a third party. NewLead’s principal activity is the operation of dry bulk vessels and oil tanker / asphalt carriers, either controlled or managed, which transport a variety of refined petroleum products and a wide array of unpackaged cargo world-wide. For the period ending December 31, 2015, management intends to exit the coal business and sell Viking Prep Plant LLC (“VPP”), the Viking Acquisition Group LLC (“VAG”) and Five Mile Investment LLC (“Five Mile”) prior to the end of 2016.

On October 17, 2013 and on December 6, 2013, a 1 for 15 and a 1 for 3 reverse stock splits of Company’s common shares were effected respectively, after the approval by its Board of Directors and by written consent of the majority of its shareholders. The reverse stock splits consolidated every fifteen common shares and every three common shares respectively into one common share with par value of $0.01 per share. In addition, on March 6, 2014, consolidation of the Company’s common shares was effected at a ratio of a 1 for 10 after the approval by its Board of Directors and by written consent of the majority of its shareholders. Every ten common shares were consolidated into one common share, with a par value of $0.10 per share. In addition, on May 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by its Board of Directors and by written consent of the majority of its shareholders such that every 50 common shares of par value $0.10 per share were consolidated into one common share of par value of $5.00 per share. By the approval of its Board of Directors and by written consent of the majority of its shareholders, a reduction of issued share capital was effected by way of cancelling paid-up share capital to the extent of $4.99 on each issued common share, so that the par value of the common shares be reduced to $0.01; such being effective as of June 14, 2014. In addition, on July 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by its Board of Directors and by written consent of the majority of its shareholders. Every 50 common shares of par value of $0.01 were consolidated into one common share of par value of $0.50 per share. By the approval of its Board of Directors and by written consent of the majority of its shareholders, on October 24, 2014, a reduction in the par value of the common shares was effected from $0.50 to $0.01 by way cancelling paid-up share capital to the extent of $0.49 on each issued common share. On March 4, 2016, a consolidation of the Company’s common shares was effected at a ratio of a 1 for 300, following which a second reduction of the Company’s share capital was effected by reducing the par value of the common shares to $0.00001 by way of cancelling paid-up share capital to the extent of $0.00999 on each issued common share. There can be no assurance that the Company will not undertake further reverse splits or consolidations of its common shares subsequent to the filing of this report. With respect to the underlying common shares associated with share options and any derivative securities, such as warrants and convertible notes, as may be required by such securities where applicable, the conversion and exercise prices and number of common shares issued have been adjusted retrospectively in accordance to the 1:15 ratio, 1:3 ratio, 1:10 ratio, 1:50 ratio, 1:50 ratio and 1:300 for all periods presented. Due to such alterations in the Company's share capital numbers of common shares, earnings per share, common shares obtainable upon conversion or exercise of convertible notes, warrants and share options have been adjusted retrospectively as well, where applicable. The accompanying consolidated financial statements for the years ended December 31, 2015, 2014 and 2013 including the notes to financial statements reflect these aforementioned alterations of share capital.

On July 17, 2014, the common shares of NewLead were halted from trading on NASDAQ Stock Market system. Consequently, as a result of the halt, which would have continued through a determination pursuant to a delisting hearing before a NASDAQ Listing Qualifications Panel, and discussions with the NASDAQ Staff about the likelihood of success at such hearing, the Company determined to voluntarily delist from NASDAQ and transfer to the Over-the-Counter (OTC) market. Trading of its common shares on NASDAQ was suspended at the open of business on July 22, 2014, following withdrawal of the request to go to a hearing, scheduled on July 2, 2014, by the Company. On September 22, 2014, the Company’s shares were officially delisted from the NASDAQ Stock Market according to the NASDAQ’s filing of relevant Form 25 with the SEC. In order to transfer to the OTC market, the Company filed a form 15c-211, through a market maker, with FINRA, which was cleared on November 24, 2015 and its common shares are now quoted on the OTC Pink Marketplace (the “OTC”) under the trading symbol “NEWLF”.

On May 19, 2014 and July 25, 2014, the Company completed the acquisition of two 2012 built dry bulk vessels through sale and leaseback agreements (Note 14). On September 16, 2014, the Company acquired one 2013 built dry bulk vessel and on each of October 23, 2014 and November 13, 2014, the Company entered into two bareboat charter agreements for two respective oil tanker/asphalt carriers, under which the Company has the obligation to purchase the vessels in 2018, upon the expiration of the bareboat agreements. On October 16, 2014, the Company entered into a Share Sale and Purchase Agreement (the “SPA”) with Thalassa Holdings S.A. to acquire 100% of the share capital of the three companies Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A., which shares were transferred to the Company on November 24, 2014, upon satisfaction of the SPA’s conditions. As a result, the Company acquired three additional oil tanker /asphalt carriers. The asphalt carriers are also commonly known as bitumen vessels (See Note 5).

Newlead Shipping S.A. (“Newlead Shipping”), a subsidiary of the Company, is an integrated technical and commercial management company that manages oil tanker/asphalt carriers as well as dry bulk vessels through its subsidiaries. It provides a broad spectrum of technical and commercial management to all segments of the maritime shipping industry.

Going concern

The Company has experienced net losses, negative operating cash flows, working capital deficiencies, and has a shareholders’ deficiency, which have affected, and which are expected to continue to affect, its ability to satisfy its obligations. In addition, as described in Notes 12, 13 and 14, the Company is in default under various debt obligations which are currently due on demand. During 2015, charter rates for bulkers reached unprecedented historic lows. However, charter rates for the oil tanker/asphalt carriers are within expected levels. The coal business has experienced some of the lowest prices in coal history and the Company’s management intends to sell VAG, VPP and Five Mile prior to the end of 2016, although there can be no assurance that any such sale will occur. To date, the Company has also been unable to generate sustainable positive cash flows from operating activities. For the year ended December 31, 2015, the Company’s loss from continuing operations was $40,633. As of December 31, 2015, the Company’s cash and cash equivalents were $722 and the Company had current liabilities of $291,035, including $167,617 of debt, lease obligations and convertible notes in default due on demand, payable within the next twelve months.

The above conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

The Company believes that its existing cash resources, combined with projected negative cash flows from operations, will not be sufficient to execute its business plan and continue operations for the next twelve months. The Company’s existence is dependent upon its ability to obtain necessary financing, which the Company is currently in the process of attempting to secure. In addition, the Company intends to continue to explore various strategic alternatives. Management is also actively taking steps to increase future revenues and reduce the Company’s future operating expenses. However, the Company cannot provide any assurance that operating results will generate sufficient cash flow to meet its working capital needs or that it will be able to raise additional financing as needed.

If repayment of all of the Company’s indebtedness was accelerated as a result of its current events of default, the Company would not have sufficient funds at the time of acceleration to repay most of its indebtedness and it may not be able to find additional or alternative financing to refinance any such accelerated obligations on terms acceptable to the Company or on any terms, which could have a material adverse effect on its ability to continue as a going concern.